Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Top Ships Inc. (formerly Top Tankers Inc. and Ocean Holdings Inc.) and its wholly owned subsidiaries (collectively the “Company”). Ocean Holdings Inc. was formed on January 10, 2000, under the laws of Marshall Islands and was renamed to Top Tankers Inc. and Top Ships Inc. in May 2004 and December 2007 respectively. The Company is an international provider of worldwide oil, petroleum products and chemicals transportation services.

As of December 31, 2015, the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these consolidated financial statements.

	Companies	Date of Incorporation	Country of Incorporation	Activity
1	Top Tanker Management Inc.	May 2004	Marshall Islands	Management company
2	Lyndon International Co.	October 2013	Marshall Islands	Non vessel-owning subsidiary company

	Shipowning Companies with vessels in operations during years ended December 31, 2013, 2014 and 2015	Date of Incorporation	Country of Incorporation	Vessel
1	Monte Carlo 71 Shipping Company Limited	June 2014	Marshall Islands	M/T Stenaweco Energy (acquired June 2014), sold January 2015
2	Monte Carlo One Shipping Company Ltd	June 2012	Marshall Islands	M/T Stenaweco Evolution (acquired March 2014), sold March 2015
3	Monte Carlo Seven Shipping Company Limited	April 2013	Marshall Islands	Hull No S414 (acquired March 2014)
4	Monte Carlo Lax Shipping Company Limited	May 2013	Marshall Islands	Hull No S417 (acquired March 2014)
5	Monte Carlo 37 Shipping Company Limited	September 2013	Marshall Islands	M/T Eco Fleet (acquired March 2014)
6	Monte Carlo 39 Shipping Company Limited	December 2013	Marshall Islands	Hull No S419 (acquired March 2014 )
7	Jeke Shipping Company Limited (“Jeke”)	July 2007	Liberia	M/V Evian (acquired February 2008, sold October 2013)
8	Warhol Shipping Company Limited (“Warhol”)	July 2008	Liberia	M/T Miss Marilena (delivered February 2009, sold October 2013)
9	Lichtenstein Shipping Company Limited (“Lichtenstein”)	July 2008	Liberia	M/T Lichtenstein (delivered February 2009, sold October 2013)
10	Indiana R Shipping Company Limited (“Indiana R”)	July 2008	Liberia	M/T UACC Shams (delivered March 2009, sold October 2013)
11	Britto Shipping Company Limited (“Britto”)	July 2008	Liberia	M/T Britto (delivered May 2009, sold October 2013)
12	Hongbo Shipping Company Limited (“Hongbo”)	July 2008	Liberia	M/T Hongbo (delivered August 2009, sold October 2013)
13	Banksy Shipping Company Limited (“Banksy”)	July 2008	Liberia	M/T UACC Sila (delivered March 2009 , sold April 2013)

On October 16, 2013, the Company sold the shipowning subsidiaries which owned the six vessels of the Company’s fleet at that time (namely M/T’s Miss Marilena, Lichtenstein, UACC Shams, Britto, Hongbo and M/V Evian) to an affiliate of the AMCI Poseidon Fund LP, an unrelated party (see Note 5). Following this sale the Company did not own any operating vessels. On June 20, 2014, Monte Carlo 71 Shipping Company Limited, a wholly owned subsidiary of the Company, acquired Hull No S406, renamed to M/T Stenaweco Energy, from a company affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis (see Note 4), as per a Memorandum Of Agreement (“MOA”) signed in February 2014. The Company treated the acquisition of the vessel as a purchase of an asset. The vessel at the time of acquisition, was fixed on a time charter with Eships Tankers Ltd for two years plus one optional year, for a gross daily rate of $16,000 for the first two years and $17,250 for the optional year. The Company estimated that the rate according to the attached time charter did not significantly differ from prevailing market time charter rates for an equivalent vessel for an equivalent duration and hence did not recognized the attached time charter as an intangible asset.

Hulls No S407 (subsequently renamed to M/T Stenaweco Evolution), S414, S417, S418 (subsequently renamed to M/T Eco Fleet) and S419 (collectively referred to as the “Purchased Vessels”) were purchased on March 19, 2014 via share purchase agreements with their shipowning companies (collectively referred to as the “Selling Shipowning Companies”), which were affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis (see Note 4). The Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis held the majority of shares in each of the Selling Shipowning Companies. Hence, the Company accounted for the acquisition of the Purchased Vessels as a transfer of assets between entities under common control and has recognized the Purchased Vessels at their historical carrying amounts in the accounts of the Selling Shipowning Companies at the date of transfer.

The amount of the consideration given in excess of the Selling Shipowning Companies’ net assets is recognized as a reduction to the Company’s capital and presented as Excess of consideration over acquired assets in the Company’s consolidated statement of stockholders’ equity for the year ended December 31, 2014. An analysis of the consideration paid is presented in the table below (also see Note 4):

Consideration in 583,321 newly issued common shares	40,833
Consideration in cash	2,500
Consideration previously advanced for M/T Eco Fleet	7,000
Total consideration	50,333
Less: Net assets of companies acquired	(22,087)
Excess of consideration over acquired assets	28,246

On February 22, 2016, the Company effected a 1 for 10 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company. All share and per share amounts as well as warrant shares eligible for purchase under the Company’s warrants in these financial statements have been retroactively adjusted to reflect this stock split (Note 22).

As of December 31, 2015, Sovereign Holdings Inc., or Sovereign, Epsilon Holdings Inc., or Epsilon, Oscar Shipholding Ltd, or Oscar Shipholding, Race Navigation Inc., or Race Navigation, companies that as of December 31, 2015 were wholly-owned by the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, as well as Tankers Family Inc. that as of December 31, 2015 was owned by the family of the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis own approximately 59.5% of the Company’s outstanding common shares. As of December 31, 2015, due to the number of shares he indirectly holds, through the abovementioned companies, the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, is the controlling shareholder of the Company, and, accordingly, can effectively control the outcome of matters on which stockholders are entitled to vote, including the election of the entire board of directors and other significant corporate actions.